The USX China Fund
Summary
Investment Objective.
The investment objective of The USX China Fund (the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 11 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 26 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The USX China Fund (USD $)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	0.50%	1.00%
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fees (as a % of amount redeemed)	none	none
Exchange Fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The USX China Fund		Class A	Class C
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		6.09%	6.09%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		7.60%	8.35%
Fee Waivers and Expense Reimbursement	[1]	(5.34%)	(5.34%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		2.26%	3.01%
[1]	Matrix 360 Advisor, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.00%. The current contractual agreement cannot be terminated prior to October 1, 2013 without the Board of Trustees' approval.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until October 1, 2013. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example The USX China Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	2,122	3,500	6,644
Class C	406	1,951	3,489	6,905

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption The USX China Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	2,122	3,500	6,644
Class C	304	1,951	3,489	6,905

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.09% of the average value of its portfolio.

Principal Investment Strategy of the Fund.

The Fund’s principal investment strategy is to invest over 80% of its assets in stocks issued by companies listed on U.S. exchanges whose principal business is located in or centered on the People’s Republic of China.  For purposes of determining which companies have their principal business located in or centered on the People’s Republic of China, the Adviser considers these companies to include companies that: (i) have their principal office in China; (ii) conduct a majority of their business in China; and/or (iii) have a majority of their assets in China or derive a majority of their revenues from China (“Chinese Companies”).   In determining the forgoing, the Adviser may rely on such information and sources as the Adviser deems reasonable and appropriate.

In addition, the Fund may invest from time to time in securities of companies located in or doing business in China that are not listed on U.S. exchanges or companies that are not Chinese Companies, subject to the 80% investment requirement described above.  While these purchases may be in publicly traded stocks, the Fund may also invest up to 15% of its assets (determined at the time of purchase) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.

Principal Risks of Investing in the Fund.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

•	Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

•	Geographic concentration in China – The Chinese economy is generally considered an emerging and volatile market, and many Chinese companies may be very sensitive to adverse political, social, economic, or regulatory developments in China and other Asian countries, which could lead to losses.

•	Foreign exposure risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments. As an emerging foreign market, the Chinese market is more volatile than more established foreign markets.

•	Illiquid securities risk – The Fund’s illiquid investments (including, without limitation, public company securities whose trading has been halted on an exchange, private investments in public companies and warrants acquired therewith) may be subject to risks of potential delays in resale and uncertainty in valuation due to their illiquidity. In addition, the percentage of the Fund’s assets represented by illiquid securities (normally limited to 15%, as calculated at the time of purchase) may increase beyond 15% due to appreciation or depreciation in the portfolio, thereby increasing the foregoing risks and valuation risks associated with illiquid securities described below.

•	Valuation risk – While the Fund’s illiquid securities are priced pursuant to established fair valuation procedures, there is no guarantee that such securities will be accurately valued. In addition, when establishing fair value for foreign securities, such valuations may not be able take into account events that occur after the close of non-U.S. markets affecting the value of such securities prior to the time the Fund calculates its net asset value.

•	Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

•	Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

•	Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

•	Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

•	Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

•	Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

•	Government relationships risk – Chinese companies may have business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government.

•	Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

•	Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

Performance.

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of several broad-based securities market indexes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.theusxchinafund.com or by calling the Fund at 877.244.6235.

*  The year-to-date return as of the most recent calendar quarter, which ended June 30, 2012, was -49.19%.

Quarterly Returns During This Time Period
Highest	50.56% (quarter ended June 30, 2009)
Lowest	-48.75% (quarter ended December 31, 2011)

Average Annual Total Returns For The Periods Ended December 31, 2011
Average Annual Total Returns The USX China Fund	1 Year	5 Years	Since Inception		Inception Date
Class A	(74.43%)	25.12%	(16.80%)		Sep. 23, 2005
Class C	(73.41%)	(24.98%)	(16.08%)	[1]	Jul. 01, 2005
Class C - After taxes on distributions	(73.41%)	(25.53%)	(16.56%)	[1]	Jul. 01, 2005
Class C - After taxes on distributions and sale of shares	(47.71%)	(17.83%)	(11.49%)	[1]	Jul. 01, 2005
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	[1]	Jul. 01, 2005
MSCI AC Asia Pacific Ex Japan Index (reflects no deduction for fees, expenses or taxes)	(15.20%)	3.18%	9.39%	[1]	Jul. 01, 2005
Halter USX China Index (reflects no deduction for fees, expenses or taxes)	(24.12%)	0.45%	7.70%	[1]	Jul. 01, 2005
[1]	"Since Inception" performance for Class C and the above indices is as of July 1, 2005, the inception date of Class C Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (an “IRA”) or 401(k) plan.  After-tax returns are shown only for one class of shares and after-tax returns will vary for other classes.